UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2007

[LOGO OF USAA]
    USAA(R)

                           USAA NASDAQ-100 INDEX Fund


                     3RD QUARTER Portfolio of Investments


                               SEPTEMBER 30, 2007

                                                                      (Form N-Q)

48415-1107                                  (C)2007, USAA.  All rights reserved.


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USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               COMMON STOCKS (97.5%)

               CONSUMER DISCRETIONARY (14.8%)
               ------------------------------
               ADVERTISING (0.2%)
        6,299  Lamar Advertising Co. "A"                                                   $          308
                                                                                          ---------------
               APPAREL RETAIL (0.2%)
       10,940  Ross Stores, Inc.                                                                      280
                                                                                          ---------------
               BROADCASTING & CABLE TV (4.4%)
      115,684  Comcast Corp. "A"*(b)                                                                2,797
       19,415  Discovery Holding Co. "A"*                                                             560
       16,993  EchoStar Communications Corp. "A"*                                                     796
       15,864  Liberty Global, Inc. "A"*                                                              651
      128,374  Sirius Satellite Radio, Inc.*                                                          448
       28,131  Virgin Media, Inc.                                                                     683
       25,293  XM Satellite Radio Holdings, Inc. "A"*                                                 358
                                                                                          ---------------
                                                                                                    6,293
                                                                                          ---------------
               CASINOS & GAMING (1.0%)
        9,520  Wynn Resorts Ltd.                                                                    1,500
                                                                                          ---------------
               CATALOG RETAIL (0.6%)
       46,764  Liberty Media Corp. Interactive "A"*                                                   898
                                                                                          ---------------
               CONSUMER ELECTRONICS (1.3%)
       16,064  Garmin Ltd.                                                                          1,918
                                                                                          ---------------
               DEPARTMENT STORES (1.1%)
       11,898  Sears Holdings Corp.*                                                                1,513
                                                                                          ---------------
               EDUCATIONAL SERVICES (0.6%)
       14,192  Apollo Group, Inc. "A"*                                                                854
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.7%)
       29,294  Bed Bath & Beyond, Inc.*                                                             1,000
                                                                                          ---------------
               INTERNET RETAIL (2.4%)
       21,784  Amazon.com, Inc.*                                                                    2,029
       22,130  Expedia, Inc.*                                                                         706
       23,631  IAC/InterActiveCorp*                                                                   701
                                                                                          ---------------
                                                                                                    3,436
                                                                                          ---------------
               RESTAURANTS (1.5%)
       82,427  Starbucks Corp.*                                                                     2,160
                                                                                          ---------------
               SPECIALTY STORES (0.8%)
       10,469  PetSmart, Inc.                                                                         334
       38,299  Staples, Inc.                                                                          823
                                                                                          ---------------
                                                                                                    1,157
                                                                                          ---------------
               Total Consumer Discretionary                                                        21,317
                                                                                          ---------------
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                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES (1.2%)
               -----------------------
               FOOD RETAIL (0.4%)
       11,051  Whole Foods Market, Inc.                                                    $          541
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.8%)
       18,639  Costco Wholesale Corp.                                                               1,144
                                                                                          ---------------
               Total Consumer Staples                                                               1,685
                                                                                          ---------------

               ENERGY (0.2%)
               -------------
               OIL & GAS DRILLING (0.2%)
       12,714  Patterson-UTI Energy, Inc.                                                             287
                                                                                          ---------------

               HEALTH CARE (11.8%)
               -------------------
               BIOTECHNOLOGY (8.4%)
       40,286  Amgen, Inc.*(b)                                                                      2,279
       10,008  Amylin Pharmaceuticals, Inc.*                                                          500
       25,173  Biogen Idec, Inc.*                                                                   1,670
       30,547  Celgene Corp.*                                                                       2,178
        5,100  Cephalon, Inc.*                                                                        373
       26,250  Genzyme Corp.*                                                                       1,626
       73,180  Gilead Sciences, Inc.*                                                               2,991
       11,000  Vertex Pharmaceuticals, Inc.*                                                          423
                                                                                          ---------------
                                                                                                   12,040
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.3%)
       10,591  Patterson Companies, Inc.*                                                             409
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.5%)
        2,987  Intuitive Surgical, Inc.*                                                              687
                                                                                          ---------------
               HEALTH CARE SERVICES (0.7%)
       18,507  Express Scripts, Inc.*                                                               1,033
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.3%)
       11,316  DENTSPLY International, Inc.                                                           471
                                                                                          ---------------
               PHARMACEUTICALS (1.6%)
        8,315  Sepracor, Inc.*                                                                        229
       48,666  Teva Pharmaceutical Industries Ltd. ADR                                              2,164
                                                                                          ---------------
                                                                                                    2,393
                                                                                          ---------------
               Total Health Care                                                                   17,033
                                                                                          ---------------

               INDUSTRIALS (4.8%)
               ------------------
               AIR FREIGHT & LOGISTICS (1.1%)
       13,344  C.H. Robinson Worldwide, Inc.                                                          725
       16,897  Expeditors International of Washington, Inc.                                           799
                                                                                          ---------------
                                                                                                    1,524
                                                                                          ---------------
               AIRLINES (0.5%)
        9,100  Ryanair Holdings plc ADR*                                                              377
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                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        8,871  UAL Corp.*                                                                 $           413
                                                                                          ---------------
                                                                                                      790
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.5%)
        5,900  Foster Wheeler Ltd.*                                                                   775
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.6%)
        8,371  Joy Global, Inc.                                                                       426
       22,306  PACCAR, Inc.                                                                         1,901
                                                                                          ---------------
                                                                                                    2,327
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.4%)
       15,134  Cintas Corp.                                                                           561
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.3%)
       10,951  Monster Worldwide, Inc.*                                                               373
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
       11,294  Fastenal Co.                                                                           513
                                                                                          ---------------
               Total Industrials                                                                    6,863
                                                                                          ---------------

               INFORMATION TECHNOLOGY (62.7%)
               ------------------------------
               APPLICATION SOFTWARE (3.9%)
       45,923  Adobe Systems, Inc.*                                                                 2,005
       19,265  Autodesk, Inc.*                                                                        963
       29,752  BEA Systems, Inc.*                                                                     413
       22,722  Cadence Design Systems, Inc.*                                                          504
       16,806  Citrix Systems, Inc.*                                                                  678
       33,512  Intuit, Inc.*                                                                        1,015
                                                                                          ---------------
                                                                                                    5,578
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (12.9%)
      173,474  Cisco Systems, Inc.*(b)                                                              5,744
       27,138  Juniper Networks, Inc.*                                                                993
       11,331  LM Ericsson Telephone Co. ADR "B"                                                      451
      161,017  QUALCOMM, Inc.(b)                                                                    6,805
       44,713  Research In Motion Ltd.*                                                             4,406
       20,486  Tellabs, Inc.*                                                                         195
                                                                                          ---------------
                                                                                                   18,594
                                                                                          ---------------
               COMPUTER HARDWARE (12.1%)
       96,789  Apple, Inc.*                                                                        14,861
       67,290  Dell, Inc.*(b)                                                                       1,857
      121,568  Sun Microsystems, Inc.*                                                                682
                                                                                          ---------------
                                                                                                   17,400
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.5%)
       13,870  Logitech International S.A.*                                                           410
       30,097  Network Appliance, Inc.*                                                               810
       16,620  SanDisk Corp.*                                                                         916
                                                                                          ---------------
                                                                                                    2,136
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
        6,803  CheckFree Corp.*                                                                       317
       16,738  Fiserv, Inc.*                                                                          851
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USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       29,120  Paychex, Inc.                                                              $         1,194
                                                                                          ---------------
                                                                                                    2,362
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.4%)
       52,567  Flextronics International Ltd.*                                                        588
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (1.3%)
       19,930  Activision, Inc.*                                                                      430
       25,103  Electronic Arts, Inc.*                                                               1,406
                                                                                          ---------------
                                                                                                    1,836
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (8.3%)
       12,596  Akamai Technologies, Inc.*                                                             362
       80,807  eBay, Inc.*(b)                                                                       3,153
       11,325  Google, Inc. "A"*                                                                    6,424
       18,988  VeriSign, Inc.*                                                                        641
       51,108  Yahoo!, Inc.*                                                                        1,372
                                                                                          ---------------
                                                                                                   11,952
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.9%)
       11,140  Cognizant Technology Solutions Corp. "A"*                                              888
        9,110  Infosys Technologies Ltd. ADR                                                          441
                                                                                          ---------------
                                                                                                    1,329
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (1.9%)
       57,047  Applied Materials, Inc.                                                              1,181
       18,778  KLA-Tencor Corp.                                                                     1,047
        9,984  Lam Research Corp.*                                                                    532
                                                                                          ---------------
                                                                                                    2,760
                                                                                          ---------------
               SEMICONDUCTORS (8.3%)
       39,315  Altera Corp.                                                                           947
       33,851  Broadcom Corp. "A"*                                                                  1,234
      163,476  Intel Corp.(b)                                                                       4,227
       24,140  Linear Technology Corp.                                                                845
       45,568  Marvell Technology Group Ltd.*                                                         746
       35,867  Maxim Integrated Products, Inc.(b)                                                   1,053
       14,161  Microchip Technology, Inc.                                                             514
       42,882  NVIDIA Corp.*                                                                        1,554
       31,724  Xilinx, Inc.                                                                           829
                                                                                          ---------------
                                                                                                   11,949
                                                                                          ---------------
               SYSTEMS SOFTWARE (9.2%)
       17,993  Check Point Software Technologies Ltd.*                                                453
      257,789  Microsoft Corp.(b)                                                                   7,594
      171,009  Oracle Corp.*(b)                                                                     3,702
       74,285  Symantec Corp.*                                                                      1,440
                                                                                          ---------------
                                                                                                   13,189
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.4%)
        6,677  CDW Corp.*                                                                             582
                                                                                          ---------------
               Total Information Technology                                                        90,255
                                                                                          ---------------
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USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               MATERIALS (0.4%)
               ----------------
               SPECIALTY CHEMICALS (0.4%)
       10,248  Sigma-Aldrich Corp.                                                        $           499
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.6%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.4%)
      119,020  Level 3 Communications, Inc.*                                                          554
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.2%)
        7,753  Millicom International Cellular S.A.*                                                  650
       13,462  NII Holdings, Inc.*                                                                  1,106
                                                                                          ---------------
                                                                                                    1,756
                                                                                          ---------------
               Total Telecommunication Services                                                     2,310
                                                                                          ---------------
               Total Common Stocks (cost: $105,975)                                               140,249
                                                                                          ---------------

    PRINCIPAL
       AMOUNT
        (000)
 ----------------------------------------------------------------------------------------------------------


               MONEY MARKET INSTRUMENTS (2.4%)

               U.S. TREASURY BILLS (0.3%)(A)
$          15  3.76%, 1/17/2008                                                                        15
           20  4.07%, 1/17/2008                                                                        19
           10  4.08%, 1/17/2008                                                                        10
           10  4.10%, 1/17/2008                                                                        10
           10  4.17%, 1/17/2008                                                                        10
           10  4.47%, 1/17/2008                                                                        10
          360  4.75%, 1/17/2008                                                                       355
                                                                                          ---------------
               Total U.S. Treasury Bills                                                              429
                                                                                          ---------------

               REPURCHASE AGREEMENTS (2.1%)
        2,988  State Street Bank & Trust Co., 2.70%, acquired on 9/28/2007 and due
                     10/01/2007 at $2,988 (collateralized by $3,065 of U.S. Treasury
                     Notes, 4.13%, due 8/15/2008; market value $3,080)                              2,988
                                                                                          ---------------
               Total Money Market Instruments   (cost: $3,417)                                      3,417
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $109,392)                                       $         143,666
                                                                                          ---------------

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USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Futures contracts are valued at the last quoted sales price.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities
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USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2007 (UNAUDITED)


at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
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USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2007 (UNAUDITED)


D. As of September 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2007, were $45,348,000 and $11,074,000, respectively, resulting in net unrealized appreciation of $34,274,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $143,848,000 at September 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.8% of net assets at September 30, 2007.

PORTFOLIO DESCRIPTION ABBREVIATIONS
ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
(a) Securities with a value of $429,000 are segregated as collateral for initial margin requirements on open futures contracts.

(b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2007, as shown in the following table:
                                                                    UNREALIZED
   TYPE OF FUTURE   EXPIRATION    CONTRACTS   POSITION    VALUE    APPRECIATION
   Nasdaq-100 Mini   December
    Index Futures    21, 2007         79         Long   $3,340,000    $80,000


* Non-income-producing security for the 12 months preceding September 30, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.